DISCONTINUED OPERATIONS (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
DISCONTINUED OPERATIONS [Abstract]
Description of disposal group													During 2011, the sales of Arbor Park Shopping Center, a retail property in Texas, Wakea Business Center II, a commercial facility on Maui, and a leased Maui property have been classified as discontinued operations	During 2010, the sales of a retail center on Oahu, a three-building industrial park in Ontario, California, an industrial warehouse property in Kent, Washington, a retail center on Maui, and various leased-fee parcels have been classified as discontinued operations. Additionally, a retail property on Maui that was held for sale at year-end was classified as discontinued operations.	During 2009, the sales of an office/retail property on Oahu, a retail shopping center in California, an office building in Arizona, an industrial property on Oahu, an industrial property in California, and various parcels on Maui have been classified as discontinued operations. Additionally, a retail property on Oahu was classified as discontinued operations the Company sold the property in January 2010.	During 2008, the sales of two retail properties on the mainland, one mainland office property, a multi-tenant residential rental property, three commercial properties on Maui, land previously leased to a telecommunications tenant on Maui, several commercial leased fee parcels on Maui, and various land parcels on Maui have been classified as discontinued operations.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income Tax Expense														$ 13	$ 22	$ 29
Income from Discontinued Operations	1.4	[1]	0	[1]	6.8	[1]	14.5	[1]	15.4	4.5	8.5	8.2		23.0	37.0	48.0
Basic Earnings Per Share (in dollars per share)														$ 0.55	$ 0.89	$ 1.16
Diluted Earnings Per Share (in dollars per share)														$ 0.55	$ 0.89	$ 1.15
Sales Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue														117	110	125
Operating Profit (Loss)														49	44	55
Leasing Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue														10	27	39
Operating Profit (Loss)														6	15	22
CLX2 Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue														28	0	0
Operating Profit (Loss)														$ (19)	$ 0	$ 0

[1]	See Note 2 for discussion of discontinued operations.